Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory
Inventory is comprised of the following:	September 30, 2020	December 31, 2019

Raw Materials	$695,000	$670,000
Work In Process	113,000	141,000
Finished Goods	191,000	290,000
Allowance for slow moving and obsolete inventory	(397,000)	(291,000)
	$602,000	$810,000

Inventory is comprised of the following:

	December 31, 2019	December 31, 2018
Raw Materials	$670,000	$778,000
Work In Process	141,000	184,000
Finished Goods	290,000	325,000
Allowance for slow moving and obsolete inventory	(291,000)	(268,000)
	$810,000	$1,019,000